Cover	Mar. 31, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 26, 2023
Entity Registrant Name	SKILLZ INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39243
Entity Tax Identification Number	84-4478274
Entity Address, Address Line One	PO Box 445
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	762-0511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SKLZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001801661